UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  9/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2006

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 65.27%
	Blend - 8.22%
20,571	Fairholme Fund		$ 559,113
30,214	Matthew 25 Fund		520,896
			1,080,009
	Growth - 11.67%
19,518	Baron Partners Fund		399,527
538	Baron Small Cap Fund		12,696
14,900	Boulder Total Return Fund		285,186
32,305	Legg Mason Opportunity Trust		549,179
2,012	Satuit Capital Micro Cap Fund		49,200
20,389	Tilson Focus Fund		237,538
			1,533,326
	International - 14.19%
22,697	Artisan International Value Fund, Investor Shares		606,248
3,428	Dodge & Cox International Stock Fund		137,974
26,286	Third Avenue International Value Fund		609,048
14,493	Tweedy Browne Global Value Fund		425,085
3,926	Wasatch International Growth Fund		85,705
			1,864,060
	Sector - Natural Resources - 3.20%
9,726	T. Rowe Price New Era Fund		420,726

	Sector - Real Estate - 0.09%
346	Third Avenue Real Estate Value Fund		12,021

	Value - 27.90%
7,764	Aegis Value Fund		137,725
9,993	Brown Advisory Small Cap Value Fund		140,101
6,384	First Manhattan Strategic Value Fund (a)		144,032
15,682	Longleaf Partners Fund		547,932
8,781	New River Small Cap Fund		126,879
15,084	Oakmark Select Fund, Class I		520,108
7,117	Pinnacle Value Fund		100,142
17,073	Presidio Fund +		212,223
58,510	The Weitz Funds - Partners III Opportunity Fund		626,642
789	Third Avenue Small Cap Value Fund		20,331
8,191	Third Avenue Value Fund		486,370
Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006

Shares	Security		Value
	Value - 27.90% - Continued
54,671	Wintergreen Fund		$ 601,929
			3,664,414

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $7,803,919)		8,574,556

	COMMON STOCKS - 32.86%
	Basic Materials - 0.75%
	Mining - 0.75%
10,000	Dundee Precious Metals, Inc. +		98,149

	Communications - 0.70%
	Broadcast Services/Media - 0.70%
1,100	Liberty Media Corp, Capital, Class A +		91,927

	Consumer Cyclical - 2.82%
	Leisure Time - 2.05%
8,509	Ambassadors International, Inc.		268,799

	Home Builders - 0.77%
12,000	Southern Energy Homes, Inc. +		101,040

	Consumer Non-Cyclical - 0.58%
	Tobacco - 0.58%
1,000	Altria Group, Inc.		76,550

	Energy - 0.62%
	Oil - 0.62%
1,800	Canadian Natural Resources		82,044

	Financials - 22.44%
	Diversified Financials - 9.06%
15,000	Leucadia National Corp.		392,550
2,182	Diamond Hill Investment Group, Inc. +		138,012
7,000	International Assets Holding Corp. +		163,450
11,400	Resource America, Inc., Class A		237,120
7,000	MVC Capital, Inc.		90,720
9,000	RHJ International +		168,161
			1,190,013

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006

Shares	Security		Value
	Insurance - 3.38%
140	Berkshire Hathaway, Inc., Class B +		$ 444,360

	Investment Banks - 1.31%
1,700	Legg Mason, Inc.		171,462

	Investment Companies - 7.06%
4,505	Capital Southwest Corp.		536,771
1,500	Corporacion Financiera Alba, SA **		89,762
14,500	Investor AB, Class A **		300,741
			927,274
	REITS - 1.63%
33,100	Winthrop Realty Trust		213,495

	Food & Beverages - 3.37%
	Beverages - 3.37%
2,200	Anheuser-Busch Co., Inc.		104,522
3,300	Diageo PLC, ADR		234,432
6,000	Big Rock Brewery Income Trust		103,984
			442,938

	Industrial - 1.58%
	Diversified Machinery - 0.66%
15,000	Baldwin Technology Co., Class A +		86,850

	Transportation - 0.92%
98,568	Wridgways Australia, Ltd.		120,633

	TOTAL COMMON STOCKS
	(Cost $3,407,331)		4,315,534

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006

Shares	Security		Value

	LIMITED PARTNERSHIP - 1.69%
200,000	Armor Capital Partners LP + ++ (a)
	(Cost $200,000)		$ 221,633

	SHORT-TERM INVESTMENTS - 0.16%
	Money Market Mutual Funds - 0.16%
21,443	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $21,443)		21,443

	TOTAL INVESTMENTS
	(Cost $11,432,693*)	99.98%	$ 13,133,166

	Assets in excess of other liabilities	0.02%	1,954

	TOTAL NET ASSETS	100.00%	$ 13,135,120

+ Non-income producing security.
++ Restricted security.
(a) Securities for which market quotations are not readily available, represent 2.78% of net assets.
* The cost for Federal income tax purposes was $11,432,693. At September 30, 2006, net unrealized appreciation for all securities based on tax cost was $1,700,473. This consists of aggregate gross unrealized appreciation of
$1,723,453 and aggregate gross unrealized depreciation of $22,980.
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.

RIC - Registered Investment Company
ADR - American Depositary Receipts

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of September 30, 2006, the Fund held two securities for which market quotations were not readily available.  The market value of these securities represented 2.78% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/29/06

By

*/s/ Susan J. Chesley

       Susan J. Chesley, Treasurer

Date

11/29/06